INCOME TAXES - Schedule of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense [Line Items]
Income (loss) before income taxes and equity earnings, domestic	$ 120	$ (13,119)	$ 536
Income from continuing operations before income taxes and equity earnings	239,640	205,927	135,901
U.S.
Income Tax Expense [Line Items]
Income (loss) before income taxes and equity earnings, foreign	37,856	41,798	(20,188)
Foreign - excluding the U.S. and Ireland
Income Tax Expense [Line Items]
Income (loss) before income taxes and equity earnings, foreign	$ 201,664	$ 177,248	$ 155,553